Quarterly Financial Information	12 Months Ended
Sep. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

WARNER MUSIC GROUP CORP.

2019 QUARTERLY FINANCIAL INFORMATION

(unaudited)

The following table sets forth the quarterly information for Warner Music Group Corp.

	Three months ended
	September 30, 2019	June 30, 2019	March 31, 2019	December 31, 2018
	(in millions)
Revenues	$1,124	$1,058	$1,090	$1,203
Costs and expenses:
Cost of revenue	(639)	(577)	(559)	(626)
Selling, general and administrative expenses (a)	(408)	(372)	(354)	(376)
Amortization expense	(48)	(51)	(55)	(54)

Total costs and expenses	(1,095)	(1,000)	(968)	(1,056)

Operating income	29	58	122	147
Loss on extinguishment of debt	—	(4)	—	(3)
Interest expense, net	(34)	(36)	(36)	(36)
Other income (expense)	19	(16)	29	28

Income before income taxes	14	2	115	136
Income tax benefit (expense)	77	12	(48)	(50)

Net income	91	14	67	86
Less: Income attributable to noncontrolling interest	(1)	(1)	—	—

Net income attributable to Warner Music Group Corp.	$90	$13	$67	$86

(a) Includes depreciation expense of:	$(18)	$(15)	$(14)	$(14)

Quarterly operating results can be disproportionately affected by a particularly strong or weak quarter. Therefore, these quarterly operating results are not necessarily indicative of the results that may be expected for the full fiscal year.

WARNER MUSIC GROUP CORP.

2018 QUARTERLY FINANCIAL INFORMATION

(unaudited)

The following table sets forth the quarterly information for Warner Music Group Corp.

	Three months ended
	September 30, 2018	June 30, 2018	March 31, 2018	December 31, 2017
	(in millions)
Revenues	$1,039	$958	$963	$1,045
Costs and expenses:
Cost of revenue	(583)	(531)	(488)	(569)
Selling, general and administrative expenses (a)	(398)	(343)	(337)	(333)
Amortization expense	(42)	(56)	(55)	(53)

Total costs and expenses	(1,023)	(930)	(880)	(955)

Operating income	16	28	83	90
Loss on extinguishment of debt	—	(7)	(23)	(1)
Interest expense, net	(33)	(33)	(36)	(36)
Other income (expense)	2	394	(6)	4

(Loss) income before income taxes	(15)	382	18	57
Income tax benefit (expense)	2	(61)	(19)	(52)

Net (loss) income	(13)	321	(1)	5
Less: Income attributable to noncontrolling interest	(1)	(1)	(2)	(1)

Net (loss) income attributable to Warner Music Group Corp.	$(14)	$320	$(3)	$4

(a) Includes depreciation expense of:	$(14)	$(15)	$(14)	$(12)

Quarterly operating results can be disproportionately affected by a particularly strong or weak quarter. Therefore, these quarterly operating results are not necessarily indicative of the results that may be expected for the full fiscal year.